22,263-8                         Exchange Act-Forms               1868   4-28-99

                                    FORM 13F

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                                                          OMB APPROVAL
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                                                  OMB Number:      3235-0006
                                                  Expires:  October 31, 2000
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                                                     burden hours per
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                UNITED STATES SECURITIES AND EXCHANGE COMMISSION

                              Washington, DC 20549

                               Form 13F COVER PAGE

             Report for the Calendar Year or Quarter Ended: 12/31/00
            Check here if Amendment [ ]; Amendment Number: __________

                        This Amendment (Check only one.):
                           [ ]     is a restatement.
                           [ ]     adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:  August Capital Management, L.L.C.
________________________________________________________________________________

Address:  2480 Sand Hill Road,  Suite 101, Menlo Park, CA  94025
________________________________________________________________________________

Form 13F File Number: 28-05453 _________________________________________________

                      The  institutional  investment  manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Mark G. Wilson

Title:  Managing Member

Phone:  650 234-9900

Signature, Place, and Date of Signing:

/s/ Mark G. Wilson
------------------------
[Signature]

Menlo Park, CA
------------------------
[City, State]

February 13, 2001
------------------------
[Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              Form 13F Summary Page

                                 Report Summary:

Number of Other Included Managers:
                                                  None

Form 13F Information Table Entry Total:
                                                  4

Form 13F Information Table Value Total:
                                                  $ 49,927 (thousands)

List of Other Included Managers:                  None

                                                   FORM 13F INFORMATION TABLE


                                                                                                              Voting Authority
                              Title                       Value     Shares/    Sh/ Put/ Invstmt   Other    ------------------------
      Name of Issuer         of class       CUSIP        (x$1000)   PrnAmt     Prn Call Dscretn  Managers    Sole      Shared   None
--------------------         --------       -----        --------   ------     -------- -------  --------    ----      ------   ----
Metawave                     Common      591409107        10,322     1,214,310  SH      Sole                1,214,310     0      0
Red Hat                      Common      756577102         1,030       171,678  SH      Sole                  171,678     0      0
Telocity                     Common      87971D103        26,235    13,117,705  SH      Sole               13,117,705     0      0
ValiCert                     Common      91915Q105        12,340     1,881,071  SH      Sole                1,881,071     0      0

                                        TOTAL             49,927




